Intangible assets and goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill beginning of the period	$ 1,208,390	$ 1,031,696
Business acquisitions (note 3)	5,535	167,209
Foreign exchange	(12,681)	9,485
Goodwill end of the period	$ 1,201,244	$ 1,208,390